As filed with the U.S. Securities and Exchange Commission on November 19, 2019

File No. 333-

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No.__	[ ]

(Check appropriate box or boxes.)
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)         (Zip Code)
Registrant’s Telephone Number, including Area Code (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Institutional Class shares of capital stock, with a par value of one cent ($0.01) per share, of Dimensional Retirement Income Fund.

It is proposed that the filing will go effective on December 19, 2019 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

DIMENSIONAL FUND ADVISORS LP

DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX  78746

[___________, 2019]

Dear Shareholder:

We are contacting you with some important information concerning your investment in the Dimensional 2005 Target Date Retirement Income Fund.
The Board of Directors of DFA Investment Dimensions Group Inc. has approved the reorganization (the “Reorganization”) of the Dimensional 2005 Target Date Retirement Income Fund (the “Target Portfolio”) into the Dimensional Retirement Income Fund (the “Acquiring Portfolio”).
The Portfolios are part of Dimensional Fund Advisors LP’s (“Dimensional”) suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Acquiring Portfolio. Accordingly, as disclosed in the Target Portfolio’s prospectus, the Target Portfolio will have approximately the same asset allocation as the Acquiring Portfolio as of 2020, which is fifteen years past the Target Portfolio’s targeted retirement date.
The Reorganization is expected to occur on or about February 10, 2020.  Upon completion of the Reorganization, shareholders of the Target Portfolio will become shareholders of the Acquiring Portfolio, and will receive shares of the Acquiring Portfolio equal in value to their shares in the Target Portfolio.  The Reorganization is expected to be tax-free for federal income tax purposes, and no sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee will be charged by the Portfolios as a result of the Reorganization.
The Reorganization does not require shareholder approval, and you are not being asked to vote.
However, we do ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the Acquiring Portfolio, including fees and expenses.
The Board of Directors of DFA Investment Dimensions Group Inc., including a majority of the independent directors of the Board, on behalf of each Portfolio, have unanimously approved the Reorganization and believes the Reorganization is in the best interests of the Portfolios and their shareholders.
If you have questions, please call Dimensional collect at 512-306-7400.
Thank you for investing with Dimensional.

Sincerely,

David G. Booth
Chairman

INFORMATION STATEMENT/PROSPECTUS

Dated [ __________, 2019]

DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

This Information Statement/Prospectus is being furnished to shareholders of the Dimensional 2005 Target Date Retirement Income Fund (the “Target Portfolio”) in connection with the reorganization of the Target Portfolio into the Dimensional Retirement Income Fund (the “Acquiring Portfolio”), another portfolio in the Dimensional Fund Complex as described below.
The Board of Directors (the “Board”) of DFA Investment Dimensions Group, Inc. (“DFAIDG”) approved a Plan of Reorganization (the “Plan”) under which:
(i)
the Acquiring Portfolio, a series of DFAIDG, will acquire substantially all of the assets of the Target Portfolio, also a series of DFAIDG, in exchange solely for shares of common stock of the Acquiring Portfolio;

(ii)	the shares of the Acquiring Portfolio will be distributed to the shareholders of the Target Portfolio according to their respective interests in such Target Portfolio; and
(iii)	the Target Portfolio will be liquidated and dissolved (the “Reorganization”).
A copy of the Plan is provided in Exhibit A hereto.
The shares of the Acquiring Portfolio received by the shareholders of the Target Portfolio in the exchange will be equal in aggregate net asset value to the aggregate net asset value of their shares of the Target Portfolio as of the closing date of the Reorganization.  The Reorganization is expected to be effective on or about February 10, 2020.
The Board of Directors of DFAIDG (the “Board”), including a majority of the directors who are not “interested persons” (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), believes that the Reorganization is in the best interests of the Target Portfolio and that the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. Similarly, the Board, including a majority of the Independent Directors, believes that the Reorganization is in the best interests of the Acquiring Portfolio, and that the interests of the Acquiring Portfolio’s shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Target Portfolio, the Acquiring Portfolio, and their shareholders.
THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING

IN RESPONSE TO RECEIVING IT.  WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
Each of the Target Portfolio and the Acquiring Portfolio is a diversified portfolio of DFAIDG, a corporation created under the laws of Maryland, which is registered with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) as an open-end management investment company.  The investment objectives of the Target Portfolio and the Acquiring Portfolio (together, the “Portfolios”) are identical—to provide total return consistent with the Portfolio's asset allocation.  The principal offices of DFAIDG are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The Portfolios are sponsored by Dimensional Fund Advisors LP (“Dimensional”).  The principal offices of Dimensional are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.
This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing.  A  statement of additional information, dated [_________, 2019], relating to this Information Statement/Prospectus and the proposed Reorganization, is available upon request and without charge by calling collect or writing to Dimensional at the phone number and address listed above.  The prospectus of the Acquiring Portfolio, dated February 28, 2019 (as it may be supplemented through the date hereof) (the “Acquiring Portfolio’s Prospectus”) accompanies this Information Statement/Prospectus as Exhibit B, and is incorporated herein by reference, which means that the Acquiring Portfolio’s Prospectus is legally considered to be a part of this Information Statement/Prospectus.
Additional information about the Acquiring Portfolio, the Target Portfolio, and the proposed Reorganization, including the prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports for the Acquiring Portfolio and the Target Portfolio, has been filed with the SEC and is available, free of charge, by (i) calling Dimensional collect at 512-306-7400, (ii) accessing the documents at the Portfolios’ website at https://us.dimensional.com/fund-documents, or (iii) writing to the Portfolios at the address listed on the cover of this Information Statement/Prospectus.  In addition, these documents may be obtained from the EDGAR database on the Commission’s Internet site at http://www.sec.gov.  You also may obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address:  publicinfo@sec.gov.
This Information Statement/Prospectus, dated [ _________ , 2019], and the Exhibits are expected to be mailed to shareholders of the Target Portfolio on or about [ __________ ], 2020.
AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
LIKE ALL MUTUAL FUNDS, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
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ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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TABLE OF CONTENTS
SUMMARY	1
How will the Reorganization work?	1
Why did the Board approve the Reorganization?	1
How will the Reorganization affect me?	2
Who will bear the costs associated with the Reorganization?	2
What are the federal income tax consequences of the Reorganization?	2
How do the Portfolios’ investment objectives, investment strategies, and investment policies compare?	3
What are the principal risks of an investment in the Portfolios?	4
What are the distribution arrangements for the Portfolios?	4
What are the Portfolios’ arrangements for purchases, exchanges, and redemptions?	4
COMPARISON OF SOME IMPORTANT FEATURES OF THE PORTFOLIOS	5
How do the performance records of the Portfolios compare?	5
What are the fees and expenses of the Portfolios and what might they be after the Reorganization?	7
Expense Example	8
What are the Portfolios’ dividend payment policies and pricing arrangements?	9
Who manages the Portfolios?	9
INFORMATION ABOUT THE REORGANIZATION	11
Reasons for the Reorganization	11
INFORMATION ABOUT THE PLAN	13
How will the Reorganization be carried out?	13
Who will pay the expenses of the Reorganization?	14
What are the tax consequences of the Reorganization?	14
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS	16
Capital Structure	16
Rights of Target Portfolio and Acquiring Portfolio Shareholders	16
What is the capitalization of the Portfolios?	17
ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO AND THE TARGET PORTFOLIO	18
Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks	18
How do the fundamental investment policies of the Portfolios compare?	23
Where can I find more financial and performance information about the Portfolios?	23
PRINCIPAL SHAREHOLDERS	24
ADDITIONAL INFORMATION	26
FINANCIAL HIGHLIGHTS	26

SUMMARY

This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganization, a form of which is attached to this Information Statement/Prospectus in Exhibit A, and the Acquiring Portfolio’s Prospectus, which is attached in Exhibit B.
How will the Reorganization work?
Under the Plan, substantially all of the Target Portfolio’s assets will be transferred to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio of equivalent aggregate net asset value (“NAV”).  Your shares of the Target Portfolio will be exchanged for shares of equivalent aggregate NAV of the Acquiring Portfolio.  Because each Portfolio has a different NAV per share, the number of Acquiring Portfolio shares that you receive likely will be different than the number of Target Portfolio shares that you own, even though the total value of your investment will be the same immediately before and after the exchange.  After shares of the Acquiring Portfolio are distributed to the Target Portfolio’s shareholders, the Target Portfolio will be completely liquidated and dissolved.  (The transaction is referred to in this Information Statement/Prospectus as the “Reorganization.”)  As a result of the Reorganization, you will cease to be a shareholder of the Target Portfolio and will become a shareholder of the Acquiring Portfolio.  This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place.  The closing date of each Reorganization is expected to occur on or about February 10, 2020.
Why did the Board approve the Reorganization?
The Portfolios are part of Dimensional’s suite of target date retirement income funds. Over time, the Target Portfolio’s asset allocation strategy has become generally more conservative (e.g., by reducing its allocation to equity Underlying Funds (defined below) and increasing its allocation to fixed income Underlying Funds) until it reaches the final “landing point,” which is 15 years after its target date (i.e., 2020 in the case of the Target Portfolio). At such time, the Target Portfolio will reach its final static asset allocation, which is expected to be approximately the same asset allocation as the Acquiring Portfolio. The Target Portfolio will have an identical investment objective, investment restrictions and risks, and substantially identical investment strategies as the Acquiring Portfolio.
It is expected that the Reorganization will enable the Combined Portfolio to operate more efficiently in the future. Dimensional will continue as the investment adviser of the Combined Portfolio after the Reorganization and no change in portfolio managers will result from the Reorganization. In addition, no increase in management, administration or other fee rates will result from the Reorganization. The Target Portfolio and the Acquiring Portfolio have the same expense structure, the same types of fees and the same fee rates.
The portfolio managers of the Acquiring Portfolio have reviewed the portfolio holdings of the Target Portfolio and, as of October 31, 2019, all the securities held by the Target Portfolio comply with the compliance guidelines and/or investment restrictions of the Acquiring Portfolio. It is not anticipated that the Acquiring Portfolio will sell any securities of the Target Portfolio acquired in the Reorganization in preparation for, or as a result of, the

Reorganization, other than in the ordinary course of business. Consequently, minimal transaction costs are anticipated to be incurred in restructuring the portfolio holdings of the Target Portfolio in connection with the Reorganization.
The Board, including all of the Board’s Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (together, the “Independent Directors”), after careful consideration, have determined that the Reorganization is in the best interests of the Target Portfolio and will not dilute the interests of the existing shareholders of the Target Portfolio.  The Board made this determination based on various factors, including economies of scale and operational efficiencies, in addition to those that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganization.”
Similarly, the Board, including all of the Independent Directors, has approved the Reorganization with respect to the Acquiring Portfolio.  The Board has determined that the Reorganization is in the best interests of the Acquiring Portfolio and that the interests of the Acquiring Portfolio’s shareholders will not be diluted as a result of the Reorganization.
How will the Reorganization affect me?
If your Reorganization is consummated, you will cease to be a shareholder of the Target Portfolio and will become a shareholder of the Acquiring Portfolio.  Upon completion of the Reorganization, it is anticipated that the Reorganization will benefit you because the Target Portfolio’s shareholders will become shareholders of a larger fund that may be able to achieve greater operating efficiencies from economies of scale. For a more detailed comparison of the Portfolios’ fees and expenses, see the section below “What are the fees and expenses of the Portfolios and what might they be after the Reorganization?”
Who will bear the costs associated with the Reorganization?
It is anticipated that the total costs of the Reorganization, including the expenses of preparing, printing, and mailing this Information Statement/Prospectus, will be approximately $80,000.  The expenses of the Reorganization will be paid by the Target Portfolio. However, in light of the current expense assumption agreement that is in place for the Target Portfolio, Dimensional will pay the Portfolio’s allocation of the reorganization expenses.
What are the federal income tax consequences of the Reorganization?
As a condition to the closing of the Reorganization, the Target Portfolio and the Acquiring Portfolio must receive an opinion of Stradley, Ronon, Stevens & Young LLP (“Stradley Ronon”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, it is expected that neither you nor, in general, the Target Portfolio will recognize gain or loss as a direct result of the Reorganization of the Target Portfolio, and the holding period and aggregate tax basis for the Acquiring Portfolio shares that you receive will be the same as the holding period and aggregate tax basis of the Target Portfolio shares that you surrender in the Reorganization.  At any time prior to the consummation of the Reorganization, you may redeem your Target Portfolio shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes.
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You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization, in light of your individual circumstances.  You should also consult your tax advisor about state and local tax consequences.  For more information about the tax consequences of the Reorganization, please see the section “Information About the Reorganization—What are the tax consequences of the Reorganization?”
How do the Portfolios’ investment objectives, investment strategies, and investment policies compare?
The Target Portfolio and Acquiring Portfolio have identical investment objectives. Each Portfolio’s investment objective is fundamental and cannot be changed without shareholder approval. The Target Portfolio and Acquiring Portfolio employ substantially identical principal investment strategies in seeking to achieve their respective objectives, although there are certain differences.

Each Portfolio, as a fund of funds, allocates and reallocates its assets among a combination of equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”), which includes exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury inflation-protected securities. The Target Portfolio’s allocation to the Underlying Funds changes based on an asset allocation strategy that becomes generally more conservative, by reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds, until reaching the final “landing point,” which is 15 years after the target date (i.e., 2020 in the case of the Target Portfolio), at which time the Portfolio reaches its final static asset allocation. The Acquiring Portfolio allocates it assets according to an asset allocation strategy designed for investors who have retired and are planning to withdraw the value of the investment in the Portfolio over many years. The asset allocation strategy for both Portfolios reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support during an investor’s retirement.

When the Target Portfolio reaches the landing point in 2020, it is expected to have approximately the same asset allocation as the Acquiring Portfolio.  For further information about the Portfolios’ investment objectives and investment strategies, see “Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks,” below.

The Portfolios have adopted identical fundamental investment restrictions, which may not be changed without prior shareholder approval.  The Acquiring Portfolio’s fundamental investment restrictions are listed in the Acquiring Portfolio’s statement of additional information, dated February 28, 2019 (as supplemented through the date hereof), which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request. The Target Portfolio’s fundamental investment restrictions are listed in its statement of additional information, dated February 28, 2019 (as supplemented through the date hereof), which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request.
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What are the principal risks of an investment in the Portfolios?
An investment in each Portfolio involves risks common to most mutual funds.  There is no guarantee against losses resulting from investments in the Portfolios, nor that the Portfolios will achieve their investment objectives.  The risks associated with an investment in the Target Portfolio and the Acquiring Portfolio are identical.  You may lose money if you invest in the Portfolios.
For further information about the risks of investments in the Portfolios, see “Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks,” below.
What are the distribution arrangements for the Portfolios?
The Portfolios are distributed by DFA Securities LLC (“DFAS”), which serves as the principal underwriter for the shares of the Portfolios.  DFAS is a wholly-owned subsidiary of Dimensional.  The principal business address of DFAS is 6300 Bee Cave Road, Building One, Austin, Texas 78746.  Pursuant to the Amended and Restated Distribution Agreement (the “Distribution Agreement”) between DFAS and DFAIDG on behalf of each Portfolio, DFAS uses its best efforts to arrange for the sale of the Portfolios’ shares, which are continuously offered.  No sales charges are paid by investors or the Portfolios.  No compensation is paid by the Portfolios to DFAS under the Distribution Agreement.
Each Portfolio currently offers one class of shares, which does not charge a front-end sales load at the time of purchase or a contingent-deferred sales load at the time of redemption.
What are the Portfolios’ arrangements for purchases, exchanges, and redemptions?
The procedures for purchasing, exchanging and redeeming shares of the Target Portfolio and the Acquiring Portfolio, and the Portfolios’ policies regarding excessive or short-term trading, are identical.  You may refer to the Acquiring Portfolio’s Prospectus, attached hereto as Exhibit B, under the sections titled “Purchase of Shares,” “Exchange of Shares” and “Redemption of Shares” for the procedures applicable to purchases, exchanges, and redemptions of the shares of each Portfolio.
Shares of each Portfolio generally are available to defined contribution plans and other similar group benefit plans that are exempt from taxation under the Code and employer sponsored non-qualified deferred compensation plans (“Retirement Plans”). In addition to Retirement Plans, the Portfolios are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by Dimensional.  There is currently no minimum initial or subsequent investment requirement for any of the Portfolios.  All investments are subject to the approval of Dimensional.  Shares may be purchased by shareholders of each Portfolio by contacting the shareholder’s financial adviser or other financial intermediary.  Shareholders of the Target Portfolio will be eligible to purchase shares of the Acquiring Portfolio following the Reorganization.
The purchase price of a share of each Portfolio is its NAV per share.  The NAV per share of each Portfolio is calculated after the close of the New York Stock Exchange (the
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“NYSE”) (normally, 4:00 p.m. Eastern Time) on each day the NYSE is open.  Provided that a Portfolio’s transfer agent or a transfer agent sub-designee has received the investor’s Account Registration Form in good order, shares of the Portfolio will be priced at the public offering price, which is the NAV of the shares next determined after receipt of the investor’s order.  Each Portfolio reserves the right to reject any initial or subsequent investment request.
Each of the Target Portfolio and the Acquiring Portfolio permits its shareholders to exchange shares of the Portfolio, respectively, for shares of certain other portfolios of DFAIDG and Dimensional Investment Group Inc. (“DIG”).  An exchange involves the simultaneous redemption of shares of one portfolio and the purchase of shares of another portfolio at each portfolio’s respective closing NAV next determined after the request for exchange has been received, and is a taxable transaction.
Each Portfolio redeems its shares at the NAV of such shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or by a financial intermediary or sub-designee, if applicable).
Each Portfolio is intended for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing.  The Board has adopted a policy (the “Trading Policy”) that is designed to discourage and prevent market timing or excessive short-term trading in the Portfolios.  Under purchase blocking procedures implemented by Dimensional, DFAS, and their agents, subject to certain exemptions, an investor who has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”) will be blocked from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”).  You may refer to the Acquiring Portfolio’s Prospectus, attached hereto as Exhibit B, under the section titled “Policy Regarding Excessive or Short-Term Trading,” for further information relating to the Trading Policy and the procedures applicable to purchase blocks.

COMPARISON OF SOME IMPORTANT FEATURES OF THE PORTFOLIOS
How do the performance records of the Portfolios compare?
The bar charts and tables below illustrate the variability of the Portfolios’ returns and are meant to provide some indication of the risks of investing in the Portfolios.  The bar charts show the changes in performance from year to year.  The tables illustrate how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance.  Past performance (before and after taxes) is not an indication of future results.  The index in each table does not reflect a deduction for fees, expenses, or taxes.
The after-tax returns presented for the Portfolios are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the tables.  In addition, the after-tax returns shown are not relevant to
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investors who hold shares of the Portfolios through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
The accounting survivor of the Reorganization will be the Acquiring Portfolio. As a result, the combined Portfolio will continue the performance history of the Acquiring Portfolio after the closing of the Reorganization.
Target Portfolio—Dimensional 2005 Target Date Retirement Income Fund

Year to date returns as of September 30, 2019: 8.04%
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Acquiring Portfolio—Dimensional Retirement Income Fund

Year to date returns as of September 30, 2019: 7.66%

What are the fees and expenses of the Portfolios and what might they be after the Reorganization?
Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly.  The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio.  The fees and expenses in the table appearing below are based on the expenses of the Portfolios for the fiscal year ended October 31, 2018.  The table also shows the pro forma expenses of the combined Acquiring Portfolio after giving effect to the Reorganization, based on pro forma net assets as of October 31, 2018.  Pro forma numbers are estimated in good faith and are hypothetical.  The tables below reflect the expenses of each
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Portfolio.  Actual expenses may vary significantly.  You will not pay any sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee in connection with the Reorganization.
	Target Portfolio	Acquiring Portfolio	Pro Forma—Acquiring Portfolio after Reorganization
Shareholder Fees (fees paid directly from your investment):	None	None	None

Annual Portfolio Operating Expenses for Target Portfolio and Acquiring Portfolio
(expenses deducted from Portfolio assets)*

	Target Portfolio	Acquiring Portfolio	Pro Forma—Acquiring Portfolio after Reorganization
Management Fee	None	None	None
Other Expenses	0.51%	0.24%	0.21%
Acquired Fund Fees and Expenses	0.13%	0.15%	0.15%
Total Annual Operating Expenses	0.64%	0.39%	0.36%
Expense Reimbursements**	0.45%	0.18%	0.15%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.19%	0.21%	0.21%

* The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.03% to 0.00% effective as of February 28, 2019.
** Dimensional has agreed in certain instances to assume certain expenses of the Portfolio. The Amended and Restated Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, Dimensional retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example
This Example is meant to help you compare the cost of investing in the Acquiring Portfolio with the cost of investing in the Target Portfolio.
The Example assumes that you invest $10,000 in the Portfolios for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same.  The costs for the each Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
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	1 Year	3 Years	5 Years	10 Years
Target Portfolio	$19	$160	$312	$756
Acquiring Portfolio	$22	$107	$201	$475
Pro Forma—Acquiring Portfolio after Reorganization	$22	$100	$187	$441

What are the Portfolios’ dividend payment policies and pricing arrangements?
The dividend payment policies of the Portfolios are identical.  Dividends from net investment income of each Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December.  The Portfolios intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time a Portfolio holds the assets).  The Portfolios may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolios.  Shareholders of each Portfolio automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at NAV, unless, upon written notice to Dimensional and completion of the requisite account information, another option is selected by shareholders.  All Portfolios notify their shareholders annually of the source and tax status of all dividends and distributions for federal income tax purposes.  For additional information, you may refer to the Acquiring Portfolio’s Prospectus, attached hereto as Exhibit B, under the section titled “Dividends, Capital Gains Distributions and Taxes.”
The Portfolios have identical procedures for calculating their share prices and valuing their portfolio securities.  The Portfolios determine their NAV per share after the close of the NYSE (normally, 4:00 p.m., Eastern Time).  The Portfolios will not be priced on days that the NYSE is closed for trading.  DFAIDG has adopted identical policies and procedures for valuing the Portfolios’ portfolio assets.  For more information about the Acquiring Portfolio’s pricing procedures, you may refer to the Acquiring Portfolio’s Prospectus, attached hereto as Exhibit B, under the section titled “Valuation of Shares.”
Who manages the Portfolios?
The management of the business and affairs of the each Portfolio is the responsibility of the Board.  The Board elects officers, who are responsible for the day-to-day operations of the Portfolios.
Dimensional serves as investment advisor to each Portfolio and their respective Underlying Funds.  Pursuant to an Investment Management Agreement with each Portfolio and Underlying Fund, Dimensional is responsible for the management of its assets. There are no material differences between the Target Portfolio’s and Acquiring Portfolio's Investment Management Agreements. The Portfolios are managed using a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers, and trading personnel.
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The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually.  As of the date of this Information Statement/Prospectus, the Investment Committee has fourteen members.  Investment strategies for the Portfolios and the Underlying Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues.  The Investment Committee also sets and reviews all investment-related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

Each Portfolio does not pay a management fee to Dimensional for the services provided by Dimensional to the Portfolio pursuant to its Investment Management Agreement. As a shareholder of the Underlying Funds, however, each Portfolio pays its proportionate shares of the management fees paid to Dimensional by the Underlying Funds.

In accordance with the team approach used to manage the Portfolios and the Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures  established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee.  The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of Dimensional and the Chairman of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for the Portfolios since inception (2015).

David A. Plecha is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the Portfolios since inception (2015).

Joseph F. Kolerich is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined Dimensional as a portfolio manager in 2001 and has been responsible for Portfolios since inception (2015).

Allen Pu is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined Dimensional as a portfolio manager in 2006 and has been responsible for the Portfolios since inception (2015).

Mary T. Phillips is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips
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joined Dimensional in 2012, has been a portfolio manager since 2014, and has been responsible for the Portfolios since 2017.

Dimensional provides the Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions.  Securities transactions are placed with a view to obtaining the best price and execution of such transactions.  A  discussion regarding  the  basis for  the  Board  of  Directors approving  the Investment Management Agreement with respect to each Portfolio is available in the semi- annual report for the Portfolios for the fiscal period ending April 30, 2019.  Dimensional’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746.  Dimensional has been engaged in the business of providing investment management services since May 1981.  Dimensional is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  As of September 30, 2019, assets under management for all Dimensional affiliated advisors totaled approximately $579 billion.

Pursuant to an Expense Assumption Agreement for the Portfolios, Dimensional has contractually agreed to assume the ordinary operating expenses of the Institutional Class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by Dimensional) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of such Institutional Class to 0.06% of the average net assets of such Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

INFORMATION ABOUT THE REORGANIZATION
Reasons for the Reorganization
Each Portfolio has the same investment objective and is part of Dimensional’s suite of target date retirement income funds.  As the Target Portfolio reaches its final static allocation in 2020, it is expected to have approximately the same asset allocation as the Acquiring Portfolio. The Target Portfolio will have an identical investment objective, investment restrictions and risks, and substantially identical investment strategies as the Acquiring Portfolio. Because of the similarities in the Portfolios, Dimensional proposed the Reorganization for approval by the Board because the Reorganization would create opportunities for increased operational efficiency that may translate into fund cost savings. Dimensional also recognized that the Reorganization would eliminate the administrative and regulatory costs of operating each of the Portfolios as separate mutual funds.
The Board considered the Reorganization and approved the Plan.  In considering the Plan, the Board requested and received detailed information from the officers of DFAIDG, and representatives of Dimensional regarding the Reorganization, including:  (1) the specific terms of the Plan; (2) the investment objectives, investment strategies, and investment policies of the Target Portfolio and the Acquiring Portfolio; (3) comparative data analyzing the fees and expenses of the Portfolios; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Portfolio; (5) the management, financial position, and business of Dimensional and its affiliates; (6) the impact of the Reorganization on the Portfolios and their shareholders; (7) the relative asset sizes of the Portfolios, including the benefits of a Portfolio combining with another Portfolio; and (8) historical performance data for the Portfolios.
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In approving the Reorganization with respect to the Target Portfolio, the Board, including all of the Independent Directors, determined that (i) participation in the Reorganization is in the best interest of the Target Portfolio’s shareholders, and (ii) the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization.
In making these determinations, the Board, including all of the Independent Directors, considered a number of factors, including the potential benefits and costs of the Reorganization to the shareholders of the Target Portfolio.  These considerations included the following:
•
As originally intended, the shareholders of the Target Portfolio will remain invested in the landing point fund for Dimensional’s suite of target date retirement income funds, which will have approximately the same asset allocation as the Target Portfolio in 2020;

•	The same investment adviser and portfolio managers that currently manage the Target Portfolio are expected to manage the Combined Portfolio following the closing of the Reorganization;
•
In addition to having the same investment adviser and administrator, the Target Portfolio and the Acquiring Portfolio have the same service providers, such as the custodian, accounting services provider, dividend disbursing and transfer agent, legal counsel and independent auditor;

•	The Target Portfolio and the Acquiring Portfolio have the same expense structure, the same types of fees and the same fee rates;
•
No increase in the advisory, administration or other service provider fees, as a percentage of daily net assets, will occur as a result of the Reorganization, nor will there be any change in the contractual terms of the existing investment management agreement with Dimensional or other service agreements with any affiliates of Dimensional as a result of the Reorganization, and Dimensional does not anticipate that the Reorganization will result in any decline in the level of services from that historically provided to the Portfolios;

•	Shareholders of the Target Portfolio likely will benefit from economies of scale as fixed costs are shared, and operating efficiencies may be achieved;
•	The Reorganization will eliminate the administrative and regulatory costs of operating each Portfolio as a separate mutual fund;
•	The investment objectives of the Target Portfolio and the Acquiring Portfolio are identical;
•
The Target Portfolio will pay the costs of the Reorganization, however, in light of the current expense assumption agreement that is in place for the Target Portfolio, Dimensional will pay the Target Portfolio’s allocation of the Reorganization expenses;

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•	The Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Target Portfolio; and
•	The alternatives available for shareholders of the Target Portfolio, including the ability to redeem their shares in the Target Portfolio prior to the Reorganization.
Based upon their evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board, including all of the Independent Directors, concluded that completing the Reorganization is in the best interests of the shareholders of the Target Portfolio and that no dilution of value would result to the shareholders of the Portfolio from the Reorganization. The Board, including all of the Independent Directors, also concluded that (i) participation in the Reorganization is in the best interest of shareholders of the Acquiring Portfolio, and (ii) the interests of shareholders of the Acquiring Portfolio will not be diluted as a result of the Reorganization.  Consequently, the Board approved the Plan on behalf of each Portfolio.
INFORMATION ABOUT THE PLAN
This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated by reference, for complete information about the Reorganization.
How will the Reorganization be carried out?
The Reorganization will take place after various conditions are satisfied, including the preparation of certain documents.  DFAIDG will determine a specific date, called the “closing date,” for the Reorganization to take place.  Under the Plan, the Target Portfolio will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Acquiring Portfolio on the closing date, which is scheduled to occur on or about February 10, 2020, but which may occur on an earlier or later date as the parties may agree.  The Acquiring Portfolio shall not assume any liability of the Target Portfolio.  In exchange, DFAIDG will issue shares of the Acquiring Portfolio that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Portfolio by the Target Portfolio.  DFAIDG will distribute the Acquiring Portfolio shares it receives to the shareholders of the Target Portfolio.  Each shareholder of the Target Portfolio will receive a number of Acquiring Portfolio shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Portfolio.  The share transfer books of the Target Portfolio will be permanently closed as of 4:00 p.m., Eastern Time, on the closing date.  The Target Portfolio will accept requests for redemptions only if received in proper form before 4:00 p.m., Eastern Time, on the closing date.  Requests received after that time will be considered requests to redeem shares of the Acquiring Portfolio.  As soon as reasonably practicable after the transfer of its assets, the Target Portfolio will pay or make provision for payment of all its remaining liabilities, if any.  The Target Portfolio will then terminate its existence as a separate series of DFAIDG.
The parties may agree to amend the Plan to the extent permitted by law.  If the parties agree, the Plan may be terminated or abandoned at any time before the Reorganization.
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DFAIDG has made representations and warranties in the Plan that are customary in matters such as the Reorganization.  The obligations of DFAIDG under the Plan with respect to each Portfolio are subject to various conditions, including:
•
The registration statement on Form N-14 under the Securities Act of 1933 with respect to the Acquiring Portfolio, of which this Information Statement/Prospectus is a part, shall have been filed with the SEC and such registration statement shall have become effective and shall not have been withdrawn or terminated, and no stop-order suspending the effectiveness of the registration statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC; and

•
DFAIDG shall have received a tax opinion described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Portfolio, the Acquiring Portfolio, or their shareholders.

Who will pay the expenses of the Reorganization?
The Target Portfolio will pay all of the costs and expenses resulting from the Reorganization.  The expenses of the Reorganization are estimated to be $80,000.  Because the Portfolios are funds of funds that invest in their respective Underlying Funds, it is not anticipated that there will be any brokerage costs as a result of the Reorganization.  In light of the current expense assumption agreement that is in place for the Target Portfolio, however, Dimensional will pay all of the Portfolio’s allocation of the Reorganization expenses.
What are the tax consequences of the Reorganization?
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Target Portfolio nor the Acquiring Portfolio have requested or will request an advance ruling from the IRS as to the federal income tax consequences of the Reorganization. Based on certain assumptions made and representations to be made on behalf of each of the Portfolios, it is expected that Stradley Ronon will provide a legal opinion to the effect that, for federal income tax purposes:  (i) shareholders of the Target Portfolio will not recognize any gain or loss as a result of the exchange of their shares of the Target Portfolio for shares of the Acquiring Portfolio; (ii) the Acquiring Portfolio and its shareholders will not recognize any gain or loss upon receipt of the Target Portfolio’s assets; (iii) the holding period and aggregate tax basis for Acquiring Portfolio shares that are received by the Target Portfolio shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Portfolio previously held by such shareholder; (iv) the Target Portfolio will not recognize any gain or loss upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares or upon the distribution of those Acquiring Portfolio shares to the Target Portfolio shareholders; and, (v) the basis of the assets of the Target Portfolio received by the Acquiring Portfolio will be the same as the basis of those assets in the hands of the Target Portfolio immediately prior to the Reorganization, and the Acquiring Portfolio’s holding period in such assets will include the period during which such assets were held by the Target Portfolio.
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Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Target Portfolio or Acquiring Portfolio with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. Neither Portfolio has requested or will request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganization.
Prior to the closing of the Reorganization, the Target Portfolio but not the Acquiring Portfolio will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryforwards), if any, and at least 90 percent of its net tax-exempt income, if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.
Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Target Portfolio would recognize gain or loss on the transfer of its assets to the Acquiring Portfolio and each shareholder of the Target Portfolio would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Portfolio shares and the fair market value of the shares of the Acquiring Portfolio it received.
The tax attributes, including capital loss carryovers, of the Target Portfolio move to the Acquiring Portfolio in the Reorganization.  The capital loss carryovers of the Target Portfolio and the Acquiring Portfolio are available to offset future gains recognized by the combined Portfolio, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Portfolio’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Portfolio and its shareholders post-closing.  First, the capital loss carryovers of a Portfolio that experiences a more than 50% ownership change in the Reorganization (e.g., the smaller Portfolio), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years.  The annual limitation will generally equal the NAV of the smaller Portfolio in the Reorganization on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS.
In the case of a Portfolio with net unrealized built-in gains at the time of closing of the Reorganization (i.e., unrealized appreciation in value of the Portfolio’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year.  Second, if a Portfolio has built-in gains at the time of closing that are realized by the combined Portfolio in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Portfolio.  Third, the capital losses of the Target Portfolio that may be used by the Acquiring Portfolio (including to offset any recognized “built-in gains” of the Target Portfolio itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Portfolio for such taxable year (excluding capital loss carryovers) treated as realized
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post-closing based on the number of days remaining in such year unless an election is made to use an alternative method permitted by the Code.
As of October 31, 2018, neither of the Portfolios had capital loss carryovers.
Shareholders of the Target Portfolio will receive a proportionate share of any taxable income and gains realized by the Acquiring Portfolio and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Portfolio. As a result, shareholders of the Target Portfolio may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Portfolio following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Target Portfolio, shareholders of the Target Portfolio, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS
Capital Structure
Each Portfolio is a series of DFAIDG. DFAIDG is an open-end, registered management investment company, commonly referred to as a “mutual fund.”  DFAIDG was organized as a Maryland corporation on June 15, 1981.  (DFAIDG is also referred to as the “Company” herein.)
The operations of the Company are governed by its Charter, Bylaws, and Maryland state law.  The Company also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.
Shares of the Acquiring Portfolio and the Target Portfolio have identical legal characteristics with respect to such matters as voting rights, assessability, conversion rights, and transferability.  When issued for such consideration as the Board deems advisable, shares of each Portfolio are fully paid and non-assessable, and shall have no preemptive or subscription rights other than such, if any, as the Board may determine and at such price or prices and upon such other terms as the Board may fix.  Shareholders of the Target Portfolio and the Acquiring Portfolio have no appraisal rights.  Each share issued by a Portfolio is entitled to one full vote, and each fractional share is entitled to a proportionate fractional vote.
Upon the closing of the Reorganization, former shareholders of the Target Portfolio whose shares are represented by outstanding share certificates will not receive certificates for shares in the Acquiring Portfolio and all outstanding Target Portfolio share certificates shall be cancelled.
Rights of Target Portfolio and Acquiring Portfolio Shareholders
Shareholders of the Target Portfolio and the Acquiring Portfolio have substantially identical rights.  There are no material differences between the rights of shareholders under the Charter and Bylaws of the Company.  Accordingly, shareholders of each Portfolio have equal rights with respect to dividends and distributions, voting, and protection from liability.  For
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example, shareholders of each Portfolio generally have the power to vote only:  (i) for the election or removal of Directors; (ii) with respect to any contract as to which shareholder approval is required by the 1940 Act; (iii) with respect to certain amendments of the Charter; (iv) with respect to such additional matters relating to DFAIDG as may be required by the 1940 Act, the Charter, the Bylaws, or any registration of DFAIDG with the Commission or any state, or as the Directors may consider necessary or desirable.
Neither Portfolio is required to hold an annual shareholder meeting under the Company’s Charter or Bylaws.  If a shareholder meeting is held, the Portfolios have identical notice, quorum and adjournment requirements and voting standards.  The Company generally requires a majority vote of the shares present to decide any questions related to a particular matter, except a plurality shall elect a Director.
Neither the Charter nor the By-Laws of the Company contains specific provisions regarding the personal liability of shareholders.  However, under the Maryland corporate law, shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.
What is the capitalization of the Portfolios?
 The following table sets forth the unaudited capitalization of the Target Portfolio and Acquiring Portfolio as of April 30, 2019, and the unaudited pro forma combined capitalization of each Acquiring Portfolio as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of shares of the Acquiring Portfolio that would have been exchanged for the shares of the Target Portfolio if the Reorganization had been consummated on April 30, 2019, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as described, occurs.  Each shareholder of the Target Portfolio will receive the number of full and fractional shares of the Acquiring Portfolio equal in value to the value (as of the last valuation date) of the shares of the Target Portfolio.
	Target Portfolio	Acquiring Portfolio	Pro Forma Adjustments+	Pro Forma—Acquiring Portfolio after Reorganization (estimated)
Net assets (thousands)	$7,122	$16,483	─	$23,605
Total shares outstanding	664,050	1,542,374	2,180	2,208,604
Net asset value per share	$10.72	$10.69	─	$10.69

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+  Adjustments reflect the remaining costs of the Reorganization to be incurred by the Target Portfolio. In light of the current expense assumption agreement that is in place for the Target Portfolio, however, Dimensional will pay all of the Portfolio’s allocation of the Reorganization expenses.

This information is for informational purposes only.  There is no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of the Target Portfolio and the Acquiring Portfolio is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Target Portfolio.  Accordingly, the foregoing should not be relied upon to reflect the number of shares of an Acquiring Portfolio that actually will be received on or after such date.
ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIO
AND THE TARGET PORTFOLIO
Comparison of the Portfolios’ Investment Objectives, Principal Investment Strategies, and Principal Risks
The following summarizes the investment objectives, strategies and risks of the Target Portfolio and the Acquiring Portfolio.  Further information about the Target Portfolio’s and Acquiring Portfolio’s investment objectives, strategies and risks are contained in prospectuses and SAIs of the Target Portfolio and Acquiring Portfolio, which are on file with the SEC.  The prospectuses and SAIs of the Target Portfolio and Acquiring Portfolio are also incorporated herein by reference.
Investment Objectives and Strategies.  The investment objectives of the Portfolios are identical.  Each Portfolio’s investment objective is to provide total return consistent with the Portfolio’s asset allocation. Total return is composed of income and capital appreciation.
The Target Portfolio and Acquiring Portfolio employ substantially the same principal investment strategies in seeking to achieve their respective objectives, although there are certain differences.  The Portfolios are funds of funds that seek to achieve their investment objectives by allocating their assets to the other mutual funds advised by Dimensional (the “Underlying Funds”).
The Portfolios are designed for investors currently in retirement. To achieve its investment objective, the Target Portfolio allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors that retired in or within a few years of 2005 (the target date) and are planning to withdraw the value of the investment in the Portfolio over many years after the target date. Over time, the Target Portfolio’s allocation to the Underlying Funds changes based on an asset allocation strategy that becomes generally more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds) until reaching the final “landing point,” which is 15 years after the target date (i.e., 2020 in the case of the Target Portfolio), at which time the Portfolio reaches its final static asset allocation. As of February 28, 2019, the Target Portfolio had a target allocation of 15% to 35% to equity Underlying Funds and a target allocation of approximately 65% to 85% to fixed income Underlying Funds, including exposure through those fixed income Underlying Funds to long-term and intermediate-term U.S. Treasury inflation-protected securities (“TIPS”).  At the final landing point, the Target Portfolio is expected to reach a final static asset allocation of 15% to 25% of its assets allocated to domestic
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and international equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds, which is the same target allocation as the Acquiring Portfolio as of February 28, 2019. The asset allocation strategy for each Portfolio reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Portfolio may be able to support in retirement in the years beyond the retirement target date.
As of February 28, 2019, each Portfolio may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long-, intermediate- and short-term TIPS, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations, and inflation-protected securities.
Information about the Underlying Funds in which each Portfolio may invest is described in the Portfolios’ Prospectuses in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES.” Each Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate exposure. Also, each Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.
Principal Risks.  The principal risks of investments in the Portfolios are identical. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.
Fund of Funds Risk: The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on Dimensional’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed
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to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio.
Through its investments in Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer- specific events will cause the value of securities, and the Underlying Fund that owns them, to rise or fall.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value oriented investment strategy may cause an Underlying Fund to at times underperform equity funds that use other investment strategies.
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Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s).

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by an Underlying Fund may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by an Underlying Fund may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Underlying Fund’s value. If interest rates rise due to reasons other than inflation, an Underlying Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Underlying Fund at the time of such adjustments (which generally would be distributed by the Underlying Fund as part of its taxable dividends), even though the principal amount is not paid
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until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in an Underlying Fund’s gross income, even though no cash attributable to such gross income has been received by the Underlying Fund. In such event, the Underlying Fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Underlying Fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Underlying Fund and additional capital gain distributions to the Portfolio. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Underlying Fund may cause amounts previously distributed to the Portfolio in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Portfolio’s ordinary income distributions to shareholders, and may cause some of the Portfolio’s distributed income to be classified as a return of capital.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as swaps, futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Underlying Fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).
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Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The Portfolio and Underlying Funds and their service providers’ use of internet, technology and information systems may expose the Portfolio and Underlying Funds to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, among other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio, Underlying Funds and/or their service providers to suffer data corruption or lose operational functionality.

How do the fundamental investment policies of the Portfolios compare?
The fundamental investment policies of the Target Portfolio and Acquiring Portfolio are identical.
Where can I find more financial and performance information about the Portfolios?
    More information about the Target Portfolio and the Acquiring Portfolio is included in:  (i) the Target Portfolio’s prospectus, dated February 28, 2019 (as it may be supplemented through the date hereof), which is incorporated by reference and is available upon request without charge [Accession No. 0001193125-19-057416]; (ii) the statement of additional information of the Target Portfolio, dated February 28, 2019 (as supplemented through the date hereof), relating to the Target Portfolio’s prospectus; (iii) the Acquiring Portfolio’s prospectus, dated February 28, 2019 (as supplemented through the date hereof), which accompanies this Information Statement/Prospectus as Exhibit B, and is incorporated by reference and considered a part of this Information Statement/Prospectus [Accession No. 0001193125-19-057416]; (iv) the statement of additional information of the Acquiring Portfolio, dated February 28, 2019 (as supplemented through the date hereof), relating to the Acquiring Portfolio’s Prospectus; (v) the Annual Reports to Shareholders of the Target Portfolio, for the fiscal year ended October 31, 2018; (vi) the Semi-Annual Reports to Shareholders of the Target
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Portfolio, for the fiscal period ended April 30, 2019; (vii) the Annual Report to Shareholders of the Acquiring Portfolio, for the fiscal year ended October 31, 2018; (viii) the Semi-Annual Report to Shareholders of the Acquiring Portfolios, for the fiscal period ended April 30, 2019; and (ix) the statement of additional information, dated [_________, 2019], relating to this Information Statement/Prospectus, which is incorporated by reference herein.
You may request free copies of the Target Portfolio’s prospectus and statement of additional information (including any supplement thereto), by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.  You may request free copies of the Acquiring Portfolio’s statement of additional information and the statement of additional information relating to this Information Statement/Prospectus, by calling collect at 512-306-7400, by accessing the documents at https://us.dimensional.com/fund-documents, or by writing to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.
This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by DFAIDG with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Portfolio and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.
Each Portfolio also files proxy materials, information statements, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be obtained electronically from the EDGAR database on the Commission’s Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
PRINCIPAL SHAREHOLDERS

As of October 31, 2019, the officers and Directors of DFAIDG, as a group, owned or controlled less than 1% of the Target Portfolio.  As of October 31, 2019, the following shareholders owned of record, or to the knowledge of the Target Portfolio, beneficially, 5% or more of the outstanding shares of the Target Portfolio:
Target Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio
TD Ameritrade Inc.* PO Box 2226 Omaha, NE 68103	21.51%
Lincoln Retirement Services Company LLC, TTEE* Money Accumulation Pension Plan Employees of Tri-City Healthcare District	13.13%

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Name and Address of Record or Beneficial Owner	Percentage of Target Portfolio
1300 S. Clinton Street Fort Wayne, IN 46802
Lincoln Retirement Services Company LLC, TTEE* Tri-City Healthcare District National Security & Retirement Program 1300 S. Clinton Street	11.77%
National Financial Services LLC* 200 Liberty Street One World Financial Center, 5th Floor New York, NY 10281	11.75%
SEI Private Trust Company c/o GWP US Advisors 1 Freedom Valley Drive Oak, PA 19456-9989	9.32%
Mid Atlantic Trust Co. FBO Various Accounts 1251 Waterfront Place, Suite 525 Pittsburgh, Pa 15222	7.70%
Wachovia Bank FBO* Various Retirement Plans 1525 West WT Harris Boulevard Charlotte, NC 28288	7.62%
________
*Owners of record only (omnibus).

As of October 31, 2019, the officers and Directors of DFAIDG, as a group, owned or controlled less than 1% of the Acquiring Portfolio.  As of October 31, 2019, the following shareholders owned of record, or to the knowledge of the Acquiring Portfolio, beneficially, 5% or more of the outstanding shares of the Acquiring Portfolio:

Acquiring Portfolio

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Portfolio
TD Ameritrade Inc.*1	36.41%
Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	20.32%
TD Ameritrade Trust Company* P.O. Box 17748 Denver, CO 80217	10.61%
National Financial Services LLC* 200 Liberty Street One World Financial Center, 5th Floor New York, NY 10281	8.68%
State Street Bank & Trust Company, TTEE FBO* ADP Access 401(k) Product 1 Lincoln Street Boston, MA 21112	8.05%
________ *Owners of record only (omnibus).
[1] See address for shareholder previously ntoed above in list

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Additional Information
The Administrator and Transfer Agent.  State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing, and transfer agent for the Portfolios.
Custodian.  State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, is custodian of each Portfolio’s investments.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the independent registered public accounting firm to the Portfolios.
Shareholders Sharing the Same Address.  If two or more shareholders share the same address, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Portfolio(s) have received contrary instructions from one or more of the shareholders at that shared address.  Upon written or oral request, the Acquiring Portfolio will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address.  Please call the transfer agent at (888) 576-1167 or forward a written request to 1 Lincoln Street, Boston, MA 02111, if you would like to (1) receive a separate copy of the Information Statement/Prospectus; (2) receive your annual reports or Information Statements separately in the future; or (3) request delivery of a single copy of annual reports or Information Statements if you currently are receiving multiple copies at a shared address.

FINANCIAL HIGHLIGHTS
The following tables show the financial performance of each Portfolio for the past five fiscal years, and for the most recent semi-annual period ended April 30, 2019.  The total returns in the tables represent the rate that you would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).  The financial information in the following tables and the notes thereto, excluding the financial information and notes with respect to the fiscal period ended April 30, 2019, has been audited by PricewaterhouseCoopers LLP, the independent registered certified public accountant for the Portfolios, whose reports thereon are included in DFAIDG’s annual reports to shareholders for the fiscal year ended October 31, 2018. The financial information in the following tables and the notes thereto for the fiscal period ended April 30, 2019 is unaudited.  The Company’s annual report and semi-annual report is incorporated by reference into this Information Statement/Prospectus.  Copies of each Portfolio’s annual report and semi-annual report may be obtained without charge by calling collect at 512-306-7400.
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 Target Portfolio

Dimensional 2005 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015(@) to October 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$10.27	$10.61	$10.32	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.06	0.26	0.19	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.46	(0.31)	0.33	0.29
Total from Investment Operations	0.52	(0.05)	0.52	0.44
Less Distributions:
Net Investment Income	(0.06)	(0.26)	(0.19)	(0.12)
Net Realized Gains	(0.01)	(0.03)	(0.04)	─
Total Distributions	(0.07)	(0.29)	(0.23)	(0.12)
Net Asset Value, End of Period	$10.72	$10.27	$10.61	$10.32
Total Return	5.12%(B)	(0.45%)	5.13%	4.38%(B)
Net Assets, End of Period (thousands)	$7,122	$5,504	$4,353	$2,898
Ratio of Expenses to Average Net Assets *(C)	0.20%(D)	0.19%	0.19%	0.21(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.92%(D)	0.67%	0.87%	2.04%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.25(D)	2.49%	1.79%	1.45%(D)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.14%(D)	0.13%	0.13%	0.15%
(A) Computed using average shares outstanding.
(B) Non-Annualized
(C) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.
(D) Annualized
(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
@ Commencement of Operations.

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Acquiring Portfolio

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015(@) to October 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$10.27	$10.59	$10.26	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.07	0.25	0.17	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.43	(0.27)	0.30	0.22
Total from Investment Operations	0.50	(0.02)	0.47	0.36
Less Distributions:
Net Investment Income	(0.07)	(0.28)	(0.14)	(0.10)
Net Realized Gains	(0.01)	(0.02)	—	—
Total Distributions	(0.08)	(0.30)	(0.14)	(0.10)
Net Asset Value, End of Period	$10.69	$10.27	$10.59	$10.26
Total Return	4.91%(B)	(0.23%)	4.65%	3.65%(B)
Net Assets, End of Period (thousands)	$16,483	$16,007	$11,937	$6,454
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)	0.21%	0.22%	0.22%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.48%(D)	0.42%	0.43%	2.01%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.37%(D)	2.38%	1.61%	1.42%(D)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.15%(D)	0.15%	0.16%	0.16%
(A) Computed using average shares outstanding.
(B) Non-Annualized
(C) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.
(D) Annualized
(E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
@ Commencement of Operations.

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EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS
Exhibit
A	Form of Plan of Reorganization
B	Prospectus of Dimensional Retirement Income Fund, dated February 28, 2019, as amended and supplemented to date.

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EXHIBIT A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”), is made as of this [__] day of [____], 2020, by DFA Investment Dimensions Group Inc. (“DFAIDG”), a corporation organized under the laws of the State of Maryland, with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of its series, Dimensional 2005 Target Date Retirement Income Fund (the “Target Portfolio”) and Dimensional Retirement Income Fund (the “Acquiring Portfolio”) (together, the “Portfolios” and, individually, a “Portfolio”).
PLAN OF REORGANIZATION
The reorganization (hereinafter referred to as the “Plan of Reorganization”) will consist of the following:  (i) the acquisition by DFAIDG, on behalf of Acquiring Portfolio, of substantially all of the property, assets, and goodwill of Target Portfolio in exchange solely for full and fractional shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the holders of shares of capital stock of Target Portfolio (“Target Portfolio Shares”) according to their respective interests in Target Portfolio, in complete liquidation of Target Portfolio; and (iii) the dissolution of Target Portfolio as soon as is practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation, and Dissolution of Target Portfolio.
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties, herein contained, and in consideration of the delivery by Acquiring Portfolio of the number of Acquiring Portfolio Shares hereinafter provided, DFAIDG, on behalf of Target Portfolio, agrees that, at the time of Closing, it will convey, transfer, and deliver to the Acquiring Portfolio, all of Target Portfolio’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out the Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 8 of the Plan, which costs and expenses shall be established on Target Portfolio’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the “Closing Date”), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors of DFAIDG shall reasonably deem to exist against Target Portfolio, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target Portfolio’s books (hereinafter “Net Assets”).  The Acquiring Portfolio shall not assume any liability of Target Portfolio, and Target Portfolio shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits, and cash equivalent securities described above.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, DFAIDG agrees at the Closing to deliver to Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of Target Portfolio by the net asset value per share of Acquiring Portfolio, and separately multiplying the result thereof by the number of outstanding shares of Target Portfolio as of 4:00 p.m., Eastern Time, on the Closing Date.  Acquiring Portfolio Shares delivered to Target Portfolio at the Closing shall have an aggregate net asset value equal to the value of Target Portfolio’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
Immediately following the Closing, DFAIDG shall dissolve Target Portfolio and distribute pro rata to Target Portfolio’s shareholders of record, as of the close of business on the Closing Date, Acquiring Portfolio Shares received by Target Portfolio pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Portfolio in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date.  Fractional Acquiring Portfolio Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of capital stock of Target Portfolio shall be entitled to surrender the same to the transfer agent for Acquiring Portfolio in exchange for the number of Acquiring Portfolio Shares into which Target Portfolio Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Certificates for Acquiring Portfolio Shares shall not be issued.  Until so surrendered, each outstanding certificate, which prior to the Closing represented shares of capital stock of Target Portfolio, shall be deemed for all Acquiring Portfolio purposes to evidence ownership of the number of Acquiring Portfolio Shares into which Target Portfolio Shares (which prior to the Closing were represented thereby) have been converted.
At the Closing, each shareholder of record of Target Portfolio as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 7(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Portfolio that such person had on the Distribution Record Date.
All books and records relating to Target Portfolio, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Portfolio from and after the date of the Plan, and shall be turned over to Acquiring Portfolio on or prior to the Closing.
2.	Valuation.
The net asset value of Acquiring Portfolio Shares and Target Portfolio Shares and the value of Target Portfolio’s Net Assets to be acquired by Acquiring Portfolio hereunder shall in each case be computed as of 4:00 p.m., Eastern Time, on the Closing Date, unless on such date:  the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (b) the reporting of trading on the NYSE or elsewhere is disrupted; or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b), or (c) are each referred to as a “Market Disruption”).  The net asset value per share of Acquiring Portfolio Shares and Target Portfolio Shares and the value of Target Portfolio’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Portfolio and Target Portfolio or amendments thereto.
In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Portfolio Shares or Target Portfolio Shares or the value of Target Portfolio’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
All computations of value regarding the net asset value of the Acquiring Portfolio Shares and the Target Portfolio Shares and the value of the Target Portfolio’s Net Assets shall be made by the administrator to the Portfolios.
3.	Closing and Closing Date.
The Closing Date shall be ______________, 2020, or such later date as the officers of DFAIDG may determine.  The Closing shall take place at the principal office of DFAIDG at 4:00 p.m., Eastern Time, on the Closing Date.  DFAIDG, on behalf of Target Portfolio, shall have provided for delivery as of the Closing of those Net Assets of Target Portfolio to be transferred to the account of Acquiring Portfolio’s custodian, State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111.  Also, DFAIDG, on behalf of Target Portfolio, shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Portfolio Shares and the number of full and fractional shares of capital stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m., Eastern Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief.  DFAIDG, on behalf of Acquiring Portfolio, shall provide evidence that such Acquiring Portfolio Shares have been registered in an account on the books of Acquiring Portfolio, in such manner as the officers of DFAIDG, may reasonably request.

4.	Representations and Warranties by DFAIDG on behalf of Acquiring Portfolio and/or Target Portfolio.
DFAIDG, on behalf of Acquiring Portfolio and/or Target Portfolio, represents and warrants that:

(a) Each Portfolio is a series of DFAIDG, a Maryland corporation organized on June 15, 1981.  DFAIDG is validly existing under the laws of the state of Maryland.  DFAIDG is duly registered under the 1940 Act as an open-end, management investment company and all Target Portfolio Shares and Acquiring Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purposes of raising initial capital or obtaining any required initial shareholder approvals.
(b) DFAIDG is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share of each Portfolio, and each outstanding share of which is, and each share of the Acquiring Portfolio when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights.  DFAIDG currently issues shares of one-hundred and four (104) series, including the Portfolios.  No shareholder of either Portfolio shall have any preemptive or other right to subscribe for Acquiring Portfolio Shares or Target Portfolio Shares.
(c) The financial statements appearing in each of the Acquiring Portfolio’s Annual Report to Shareholders and Target Portfolio’s Annual Report to Shareholders for the fiscal year ended October 31, 2019, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of Acquiring Portfolio and Target Portfolio, respectively, as of their respective dates and the results of the operations of the Acquiring Portfolio and Target Portfolio for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(d) The books and records of each Portfolio accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Portfolio.
(e) DFAIDG, on behalf of each Portfolio, is not a party to or obligated under any provision of its Charter or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DFAIDG, on behalf of either Portfolio, of the transactions contemplated by the Plan, except for the registration of Acquiring Portfolio Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.  Target Portfolio has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target Portfolio in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Portfolio.
(f) DFAIDG has elected to treat each Portfolio as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Each Portfolio is a “fund” as defined in Section 851(g)(2) of the Code.  Each Portfolio has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date, and, with respect to the Target Portfolio, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, with respect to Acquiring Portfolio, intends to continue to qualify as a RIC after the Closing Date.  Neither Portfolio has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause either Portfolio to fail to be qualified as a RIC as of the Closing Date.
(g) Neither Portfolio is under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h) Neither Portfolio has any unamortized or unpaid organizational fees or expenses.

(i) Neither Portfolio has any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(j) There is no intercorporate indebtedness existing between Target Portfolio and Acquiring Portfolio that was issued, acquired, or will be settled at a discount.
(k) The registration statement on Form N-14 referred to in Section 6(k) hereof (the “Registration Statement”) and any prospectus or statement of additional information of Acquiring Portfolio contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective date of the Registration Statement and on the Closing Date:  (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact, or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.
(l)  Since October 31, 2019, there has not been any material adverse change in either Portfolio’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.
(m) DFAIDG has duly and timely filed, on behalf of Target Portfolio and Acquiring Portfolio, as applicable, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by Target Portfolio and Acquiring Portfolio, respectively, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by Target Portfolio or Acquiring Portfolio, as applicable.  DFAIDG, on behalf of Target Portfolio and Acquiring Portfolio, has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of each of Target Portfolio and Acquiring Portfolio, as of the Closing Date, will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent, or otherwise, which were or which may be payable by Target Portfolio or Acquiring Portfolio, as applicable, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To DFAIDG’s knowledge, no return filed by DFAIDG, on behalf of Target Portfolio or Acquiring Portfolio, as applicable, is currently being audited by the Internal Revenue Service (the “Service”) or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

To DFAIDG’s knowledge, there are no levies, liens, or encumbrances relating to Taxes existing, threatened, or pending with respect to the assets of Target Portfolio or Acquiring Portfolio, as applicable. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by DFAIDG, on behalf of Target Portfolio or Acquiring Portfolio.
(n) All information to be furnished by a Portfolio for use in preparing any registration statement (including the Registration Statement), information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.
(o) As of the Closing Date, Target Portfolio will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Portfolio, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(p) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by DFAIDG, on behalf of either Portfolio, of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.
(q) Except as disclosed in the currently effective prospectuses, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against DFAIDG, with respect to either Portfolio.  DFAIDG is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Portfolio’s or Target Portfolio’s business or their ability to consummate the transactions herein contemplated.
(r) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Board of Directors of DFAIDG, and the Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.
5.	Representations and Warranties by DFAIDG on behalf of Target Portfolio.
DFAIDG, on behalf of Target Portfolio, represents and warrants that:

(a) The statement of assets and liabilities to be furnished by DFAIDG as of 4:00 p.m., Eastern Time, on the Closing Date for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Portfolio’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.
(b) At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(c) DFAIDG, on behalf of the Target Portfolio, will declare and pay or cause to be paid a dividend or dividends for Target Portfolio prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders:  (i) all of Target Portfolio’s investment company taxable income for the taxable year ended prior to the Closing Date, and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (ii) all of Target Portfolio’s net capital gain recognized in its taxable year ended prior to the Closing Date, and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
6.	Covenants of DFAIDG.
(a) DFAIDG, on behalf of Target Portfolio and Acquiring Portfolio, covenants to operate each Portfolio’s respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.
(b) DFAIDG, on behalf of Target Portfolio, undertakes that it will not acquire Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than Target Portfolio’s shareholders.
(c) DFAIDG, on behalf of Target Portfolio, undertakes that, if the Plan is consummated, it will liquidate and dissolve Target Portfolio.
(d) DFAIDG, on behalf of Target Portfolio and Acquiring Portfolio, undertakes that, by the Closing, all of their federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of DFAIDG’s knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Service or any state or local tax authority.
(e) DFAIDG, on behalf of the Target Portfolio, shall provide at the Closing a statement of the respective tax basis and holding period of all investments to be transferred by the Target Portfolio to the Acquiring Portfolio.
(f) DFAIDG, on behalf of the Target Portfolio, shall provide at the Closing, a copy (which may be in electronic form) of the Target Portfolio’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FSS, with respect to each shareholder, and such information as the Acquiring Portfolio may reasonably request concerning Target Portfolio shares or Target Portfolio shareholders in connection with Target

Portfolio’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the holders of record of the Target Portfolio’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan (the “Target Portfolio Shareholder Documentation”).
(g) DFAIDG, on behalf of the Target Portfolio, shall provide at the Closing, copy of any other Tax books and records of the Target Portfolio necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Portfolio after the Closing.
(h)  DFAIDG, on behalf of the Target Portfolio, if requested by the Acquiring Portfolio, will provide all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Portfolio.
(i) As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Portfolio shall furnish the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Target Portfolio for federal income tax purposes that will be carried over by the Acquiring Portfolio as a result of Section 381 of the Code.
(j) As of the Closing, the Board of DFAIDG shall have taken all actions reasonably necessary to obtain approval of the transactions contemplated herein.  DFAIDG shall have mailed to each shareholder of record of Target Portfolio, in sufficient time to comply with requirements as to notice thereof, a combined Information Statement/Prospectus that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder.
(k) DFAIDG has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable.  At the time it became effective, the Registration Statement:  (i) complied in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement became effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact, or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(l) Subject to the provisions of the Plan, DFAIDG shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
(m) DFAIDG intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. DFAIDG, on behalf of each Portfolio, shall not take any action or cause any action to be taken (including, without limitation the filing of any

Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
7.	Conditions Precedent to be Fulfilled by DFAIDG.
The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That:  (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) all obligations required by the Plan to be performed prior to the Closing have been met; and (iii) DFAIDG shall provide a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.
(b) That a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors certified by its Secretary or equivalent officer of DFAIDG is provided.
(c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And further, no other legal, administrative, or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.
(d) DFAIDG, on behalf of the Target Portfolio, shall have declared and paid or cause to have been paid a dividend or dividends for Target Portfolio prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders:  (i) all of Target Portfolio’s investment company taxable income for the taxable year ended prior to the Closing Date, and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (ii) all of Target Portfolio’s net capital gain recognized in its taxable year ended prior to the Closing Date, and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Portfolio or Acquiring Portfolio.
(f)  That there shall be delivered to DFAIDG, on behalf of each Portfolio, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to DFAIDG, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Maryland, and based upon certificates of the officers of DFAIDG, on behalf of each Portfolio, with regard to matters of fact:
(1)
The acquisition by Acquiring Portfolio of substantially all of the assets of Target Portfolio, as provided for herein, in exchange for Acquiring Portfolio Shares followed by the distribution by Target Portfolio to its shareholders of Acquiring Portfolio Shares in complete liquidation of Target Portfolio will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Portfolio and Acquiring Portfolio will each be a “party to the reorganization,” within the meaning of Section 368(b) of the Code;

(2)
No gain or loss will be recognized by Target Portfolio upon the transfer of substantially all of its assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares pursuant to Sections 361(a) and 357(a) of the Code);

(3)
Acquiring Portfolio will recognize no gain or loss upon the receipt by it of substantially all of the assets of Target Portfolio in exchange solely for Acquiring Portfolio Shares pursuant to Section 1032(a) of the Code;

(4)
No gain or loss will be recognized by Target Portfolio upon the distribution of Acquiring Portfolio Shares to its shareholders in complete liquidation of Target Portfolio in pursuance of the Plan pursuant to Section 361(c)(1) of the Code;

(5)
The tax basis of the assets of Target Portfolio received by Acquiring Portfolio will be the same as the tax basis of such assets to Target Portfolio immediately prior to the Reorganization  pursuant to Section 362(b) of the Code;

(6)
The holding period of the assets of Target Portfolio received by Acquiring Portfolio will include the period during which such assets were held by Target Portfolio pursuant to Section 1223(2) of the Code;

(7)
No gain or loss will be recognized by the shareholders of Target Portfolio upon the exchange of Target Portfolio Shares for Acquiring Portfolio Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(8)
The aggregate tax basis of Acquiring Portfolio Shares to be received by the shareholders of Target Portfolio (including fractional shares to which they may be entitled) shall be the same as the aggregate tax basis of Target Portfolio Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)
The holding period of Acquiring Portfolio Shares to be received by shareholders of Target Portfolio (including fractional shares to which they may be entitled) will include the holding period of Target Portfolio

Shares surrendered in exchange therefor, provided that the shareholder held Target Portfolio Shares as a capital asset on the effective date of the Reorganization pursuant to Section 1223(1) of the Code; and
(10)
Acquiring Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (“Treasury Regulations”)) the items of Target Portfolio described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable, and the Treasury Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Portfolio, the Acquiring Portfolio, or any Shareholder of the Target Portfolio with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(g) That there shall be delivered to DFAIDG, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to DFAIDG, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1)	Each Portfolio is a series of DFAIDG and that DFAIDG is a validly existing corporation in good standing under the laws of the State of Maryland;
(2)	DFAIDG is an open-end investment company of the management type registered as such under the 1940 Act; and
(3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of DFAIDG, on behalf of each Portfolio; and

(4)	DFAIDG is authorized to issue shares of capital stock, with a par value of one cent ($0.01) per share, of Acquiring Portfolio.
In giving the opinion set forth above, this counsel may state that it is relying on certificates of the officers of DFAIDG with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of DFAIDG.
(h) That Acquiring Portfolio’s prospectus contained in the Registration Statement with respect to Acquiring Portfolio Shares delivered to Target Portfolio’s shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(i) That Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Portfolio Shares lawfully to be delivered to each holder of Target Portfolio Shares.
(j) The Target Portfolio will provide the Acquiring Portfolio with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Portfolio to the Acquiring Portfolio, (2) the Target Portfolio Shareholder Documentation, (3) if requested by FSS, on behalf of the Acquiring Portfolio, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Portfolio, (4) the Tax books and records of the Target Portfolio for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 6(i).
8.	Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne by the Target Portfolio.

9.	Final Tax Returns and Forms 1099 of Target Portfolio.
(a) After the Closing, DFAIDG shall or shall cause its agents to prepare any federal, state, or local Tax returns, including any Forms 1099, required to be filed by DFAIDG with respect to Target Portfolio’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
(b) Notwithstanding the provisions of Section 8 hereof, any expenses incurred by Target Portfolio (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Target Portfolio to the extent such expenses have been or should have been accrued by Target Portfolio in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by the Acquiring Portfolio, at the time such Tax returns and Forms 1099 are prepared.

10.	Cooperation and Exchange of Information.
DFAIDG or its respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of Target Portfolio and Acquiring Portfolio for its taxable period first ending after the Closing and for all prior taxable periods.
11.	Termination; Postponement; Waiver; Order.
(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time, prior to the Closing, or the Closing may be postponed by DFAIDG, on behalf of either Portfolio, if any condition of the obligations set forth in Section 7 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met;
(b) If the transactions contemplated by the Plan have not been consummated by______________, 2020, the Plan shall automatically terminate on that date, unless a later date is set by the officers of DFAIDG.
(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither DFAIDG, Target Portfolio nor Acquiring Portfolio, nor their directors, officers, or agents or the shareholders of Target Portfolio or Acquiring Portfolio shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 8 hereof.
(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by DFAIDG if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to the Portfolios’ shareholders.
(e) The respective representations and warranties contained in Sections 4 to 7 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither DFAIDG, nor any of its officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.
(f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of DFAIDG, to be acceptable, such terms and conditions shall be binding as if a part of the Plan.
12.	Liability of Acquiring Portfolio and Target Portfolio.
DFAIDG acknowledges and agrees that all obligations under the Plan on behalf of a Portfolio are binding only with respect to that Portfolio; that any liability of DFAIDG under the Plan with respect to a Portfolio, or in connection with the transactions contemplated herein with respect to a Portfolio, shall be discharged only out of the assets of such Portfolio; that no other series of DFAIDG shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither DFAIDG nor a Portfolio shall seek satisfaction of any such obligation or liability from the shareholders of DFAIDG, the directors, officers, employees or agents of DFAIDG, or any of them.
13.	Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

14.	Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.	Notices.
Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746, Attention:  Secretary.

16.	Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

DFAIDG, on behalf of Target Portfolio and Acquiring Portfolio, has adopted the plan on behalf each Portfolio, all as of the date and year first-above written.

      DFA INVESTMENT DIMENSIONS GROUP INC.,
on behalf of Dimensional 2005 Target Date Retirement Income Fund and Dimensional Retirement Income Fund
By:
Name:
Title:

EXHIBIT B

Dimensional Retirement Income Fund Prospectus dated February 28, 2019

The prospectus of the Dimensional Retirement Income Fund dated February 28, 2019 is part of this Information Statement/Prospectus and will be included in the proxy mailing to all shareholders of record of the Dimensional 2005 Target Date Retirement Income Fund and is incorporated by reference from the electronic filing on Form N-1A made by the Dimensional Retirement Income Fund on February 28, 2019 under Accession No. 0001193125-19-057416.

B-1

STATEMENT OF ADDITIONAL INFORMATION

DFA INVESTMENT DIMENSIONS GROUP INC.
6300 Bee Cave Road, Building One
Austin, Texas 78746
(512) 306-7400

Dimensional 2005 Target Date Retirement Income Fund
Dimensional Retirement Income Fund

Dated [ ________, 2019]

This Statement of Additional Information (“SAI”) is being furnished to shareholders of the Dimensional 2005 Target Date Retirement Income Fund (the “Target Portfolio”) in connection with the reorganization of the Target Portfolio into the Dimensional Retirement Income Fund (the “Acquiring Portfolio”) as described in the Information Statement/Prospectus (the “Reorganization”).

This SAI consists of this Cover Page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.	Statement of Additional Information of the Acquiring Portfolio, dated February 28, 2019, as supplemented to date, previously filed via EDGAR on February 28, 2019 [Accession No. 0001193125-19-057416].
2.	Statement of Additional Information of the Target Portfolio, dated February 28, 2019, as supplemented to date, previously filed via EDGAR on February 28, 2019 [Accession No. 0001193125-19-057416].
3.	Annual Report to Shareholders of the Acquiring Portfolio for the fiscal year ended October 31, 2018, as previously filed via EDGAR on January 8, 2019 [Accession No. 0001193125-19-004712].
4.	Semi-Annual Report to Shareholders of the Acquiring Portfolio for the six-month period ended April 30, 2019, as previously filed via EDGAR on July 8, 2019 [Accession No. 0001193125-19-190499].
5.	Annual Report to Shareholders of the Target Portfolio for the fiscal year ended October 31, 2018, as previously filed via EDGAR on January 8, 2019 [Accession No. 0001193125-19-004712].

6.	Semi-Annual Report to Shareholders of the Target Portfolio for the six-month period ended April 30, 2019, as previously filed via EDGAR on July 8, 2019 [Accession No. 0001193125-19-190499].
This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated [________, 2019], relating to the Reorganization.  The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746, by accessing the documents at the Portfolios’ website at http://us.dimensional.com, or by calling collect (512) 306-7400.

Pro Forma Financial Information
DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
DIMENSIONAL RETIREMENT INCOME FUND
PRO FORMA FINANCIAL INFORMATION, April 30, 2019
(UNAUDITED)

The following unaudited Pro Forma financial information gives effect to the proposed reorganization (referred to as the “Reorganization” or “Transaction”), accounted as if the Reorganization had occurred as of April 30, 2019.  In addition, the Pro Forma Financial Information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Information Statement/Prospectus.

The Pro Forma financial information has been estimated in good faith based upon information regarding the Target Portfolio and Acquiring Portfolio for the twelve month period ended April 30, 2019.  The Pro Forma Financial Information should be read in conjunction with the historical financial statements and notes thereto of the Target Portfolio and Acquiring Portfolio, which are available in their respective annual and semi–annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

1.  BASIS OF COMBINATION

The unaudited Pro Forma financial information has been prepared to give effect to the proposed Reorganization of the Target Portfolio into the Acquiring Portfolio pursuant to a Plan of Reorganization as of the beginning of the period as indicated below in the table.

12 Month Period
Target Portfolio	Acquiring Portfolio	Ended
Dimensional 2005 Target Date Retirement Income Fund	Dimensional Retirement Income Fund	April 30, 2019

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Portfolio or its shareholders as a result of the Reorganization.  The Target Portfolio and Acquiring Portfolio are each a series of a registered open-end management investment company, DFA Investment Dimensions Group Inc. The Reorganization would be accomplished by the acquisition of substantially all of the Target Portfolio’s assets by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the distribution of such shares to Target Portfolio shareholders in complete liquidation of the Target Portfolio.  It is currently expected that a de minimis (i.e., less than 5%) portion of the Target Portfolio’s portfolio assets may be sold in connection with the Reorganization.  Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization.

2.  SHARES OF BENEFICIAL INTEREST

The table below shows the shares that the Target Portfolio shareholders would have received if the Reorganization were to have taken place on April 30, 2019.

Target Portfolio Shares	Acquiring Portfolio Shares
664,050	666,230

3.  NET ASSETS

The table below shows the net assets of the Target Portfolio and the Acquiring Portfolio and Pro Forma combined net assets, assuming the Reorganization was completed as of April 30, 2019.

Portfolio	Net Assets (thousands)
Dimensional 2005 Target Date Retirement Income Fund (Target Portfolio)	$ 7,122
Dimensional Retirement Income Fund (Acquiring Portfolio)	$ 16,483
Dimensional Retirement Income Fund (Pro Forma Combined)	$ 23,525

4.  VALUATION OF PORTFOLIO SECURITIES

The value of the shares of the Portfolios will fluctuate in relation to the investment  experience of the underlying funds in which such Portfolios invest. Securities held by the Portfolios and underlying funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors.

Generally, securities issued by open-end investment companies, such as the underlying funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange.

5.  PRO FORMA ADJUSTMENTS

The table below reflects adjustments made to the expenses of the pro forma combined Portfolio as if the Reorganization had taken place on April 30, 2019.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target

Portfolio and Acquiring Portfolio and have been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense	Amount of increase (decrease) in expense	Impact to gross expense ratio	Impact to fees waived and/or expenses assumed
Reports to shareholders[a]	$(2000)	-0.01%	0.01%
Registration and filing fees[b]	$(15,000)	-0.06%	0.06%
Professional fees[c]	$(5,000)	-0.02%	0.02%
Accounting and transfer agency[d]	$(4,000)	-0.02%	0.02%

a Pro Forma adjustment for removal of duplicative printing fees.
b Pro Forma adjustment for removal of duplicative registration fees.
c Pro Forma adjustment for removal of duplicative audit fees.
d Pro Forma adjustment for removal of duplicative accounting and transfer agency expenses.

6.  INVESTMENT RESTRICTIONS

None of the securities held by the Target Portfolio as of the closing date will violate the investment restrictions of the Acquiring Portfolio.

7.  ACCOUNTING ESTIMATES

The preparation of the Pro Forma Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Pro Forma Financial Statements and the amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

8.  REORGANIZATION COSTS

The Target Portfolio will pay all of the expenses resulting from the Reorganization.  The total amount of such expenses for the Reorganization is estimated to be $80,000.  However, in light of the current expense assumption agreement that is in place for the Target Portfolio, Dimensional Fund Advisors LP will pay the Portfolio’s allocation of the reorganization expenses.

9.  ACCOUNTING SURVIVOR

The Acquiring Portfolio will be the accounting survivor.  The surviving portfolio will have the portfolio managers, investment objective, investment strategies and policies/restrictions of the Acquiring Portfolio.

10.  CAPITAL LOSS CARRYOVERS

As of October 31, 2018, neither of the Portfolios had capital loss carryovers.

DFA INVESTMENT DIMENSIONS GROUP INC.

FORM N-14

PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(1)     Reference is made to Article 10 of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

10.1 Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to a Director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section (as defined below) and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.
10.2 Defined Terms. Any word or words used in this Article 10 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.
10.3 Indemnification of Employees and Agents. Employees and agents who are not officers or Directors may be indemnified, and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.
10.4 Other Rights. The indemnification and advancement of expenses provided by this Article 10 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his or her official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.
10.5 Insurance. The Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or any other enterprise, against any liability asserted against and incurred by him or her in any such capacity, or arising out of his or her status as such, provided that no insurance may be obtained by the Corporation for liabilities against which it would not have the power to indemnify him or her under this Article 10 or applicable law.

10.6 Constituent, Resulting or Surviving Corporations. For the purposes of this Article 10, references to the “Corporation” shall include all constituent corporations absorbed in a consolidation or merger, as well as the resulting or surviving corporation, so that any person who is or was a director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this Article 10 with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.7 Amendments. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
(2) Reference is made to Article Eighth of the Registrant’s Articles of Amendment and Restatement, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
Section 8.1. Limitation of Liability. To the fullest extent permitted by the 1940 Act and the Maryland General Corporation Law, no director or former director and no officer or former officer of the Corporation shall be personally liable to the Corporation or its Shareholders for money damages. No amendment to the Charter or repeal of any of its provisions shall limit or eliminate the benefits provided by this Section 8.1 to directors or former directors or officers or former officers with respect to any act or omission that occurred prior to such amendment or repeal.

Section 8.2. Indemnification.

(a)   Any word or words used in this Section 8.2 that are defined in Section 2-418 of the Maryland General Corporation Law (the "Indemnification Section") shall have the same meaning as defined in the Indemnification Section.
(b)   The Corporation shall indemnify and advance expenses to a director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.
(c)   No amendment to this Charter or repeal of any of its provisions shall limit or eliminate the protection afforded by this Section 8.2 to a director or officer (as that term is described in subsection (b) above) with respect to any act or omission that occurred prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 16. EXHIBITS

(1) Copies of the charter of the Registrant as now in effect.

(a)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2009.

(b)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(c)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(d)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(e)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(f)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(g)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(h)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(i)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(j)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(k)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(l)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(m)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(n)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(o)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(p)	Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(q)	Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(r)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 157/158 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 2013.

(s)	Articles Supplementary filed with the Maryland Secretary of State on January 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(t)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 160/161 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 22, 2013.

(u)	Articles Supplementary filed with the Maryland Secretary of State on June 17, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(v)	Articles Supplementary filed with the Maryland Secretary of State on September 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-
1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(w)	Articles Supplementary filed with the Maryland Secretary of State on September 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(x)	Articles Supplementary filed with the Maryland Secretary of State on January 14, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 169/170 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: January 31, 2014.

(y)	Articles Supplementary filed with the Maryland Secretary of State on February 18, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(z)	Articles of Amendment filed with the Maryland Secretary of State on June 26, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(aa)	Articles Supplementary filed with the Maryland Secretary of State on September 11, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(bb)	Articles Supplementary filed with the Maryland Secretary of State on February 6, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 178/179 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 24, 2015.

(cc)	Articles of Amendment filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
  Filing Date: March 5, 2015.

(dd)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(ee)	Articles Supplementary filed with the Maryland Secretary of State on March 13, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 186/187 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 10, 2015.

(ff)	Articles Supplementary filed with the Maryland Secretary of State on May 7, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: May 8, 2015.

(gg)	Articles Supplementary filed with the Maryland Secretary of State on July 10, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(hh)	Articles Supplementary filed with the Maryland Secretary of State on September 23, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 189/190 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 23, 2015.

(ii)	Articles Supplementary filed with the Maryland Secretary of State on March 18, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(jj)	Articles Supplementary filed with the Maryland Secretary of State on June 7, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(kk)	Articles Supplementary filed with the Maryland Secretary of State on July 22, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(ll)	Articles Supplementary filed with the Maryland Secretary of State on January 10, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 1, 2017.

(mm)	Articles Supplementary filed with the Maryland Secretary of State on March 30, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(nn)	Articles Supplementary filed with the Maryland Secretary of State on April 17, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(oo)	Articles Supplementary filed with the Maryland Secretary of State on June 30, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 212/213 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 14, 2017.

(pp)	Articles Supplementary filed with the Maryland Secretary of State on October 10, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 217/218 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 26, 2017.

(qq)	Articles Supplementary filed with the Maryland Secretary of State on December 7, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 220/221 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 9, 2018.

(rr)	Articles Supplementary filed with the Maryland Secretary of State on December 27, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 223/224 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2018.

(ss)	Articles Supplementary filed with the Maryland Secretary of State on September 10, 2018.
Incorporated herein by reference to:
Filing: Post- Effective Amendment No. 227/228 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 26, 2018.

(tt)	Articles Supplementary filed with the Maryland Secretary of State on October 3, 2018.
Incorporated herein by reference to:
Filing: Post- Effective Amendment No. 231/232 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 21, 2018.

(uu)	Article Supplementary filed with the Maryland Secretary of State on July 30, 2019.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 21, 2019

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.

(a)	Amended and Restated Bylaws of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(3)   Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not Applicable.

(4)   Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

(a)	Form of Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2) See Article 8 of the Registrant’s Amended and Restated By-Laws.

(6)   Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

(a)	Investment Management Agreements.

(1)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(2)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(3)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(4)	Investment Management Agreement between the Registrant and DFA re: the:
* Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(5)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on
Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(6)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(7)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(8)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(9)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(10)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(10)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(12)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(13)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(14)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(15)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(16)	Investment Management Agreement between the Registrant and DFA re: the:
* International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(17)	Investment Management Agreement between the Registrant and DFA re: the:
* Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(18)	Investment Management Agreement between the Registrant and DFA re: the:
* Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(19)	Investment Management Agreement between the Registrant and DFA re: the:
* United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(20)	Investment Management Agreement between the Registrant and DFA re: the:

* Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(21)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(22)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(23)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(24)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(25)	Investment Management Agreement between the Registrant and DFA re: the:
* International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(26)	Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(27)	Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(28)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(29)	Investment Management Agreement between the Registrant and DFA re: the:
* World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(30)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(31)	Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(32)	Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(33)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(34)	Investment Management Agreement between the Registrant and DFA re: the:
* Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on
Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(35)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(36)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(37)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(38)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(39)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Five Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(40)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(41)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(42)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(43)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(44)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(45)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(46)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(47)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(48)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(49)	Investment Management Agreement between the Registrant and DFA re: the:

* DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(50)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(51)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(52)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(53)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(54)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(55)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed  U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(56)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(57)	Investment Management Agreement between the Registrant and DFA re: the:
* T.A. U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(58)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(59)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(60)	Investment Management Agreement between the Registrant and DFA re: the:
* VA U.S. Large Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(61)	Investment Management Agreement between the Registrant and DFA re: the:
* VA U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(62)	Investment Management Agreement between the Registrant and DFA re: the:
* VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(63)	Investment Management Agreement between the Registrant and DFA re: the:
* VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(64)	Amended and Restated Investment Management Agreement between the Registrant and
DFA re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(65)	Investment Management Agreement between the Registrant and DFA re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(66)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(67)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(68)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(69)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(70)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on
Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(71)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(72)	Investment Management Agreement between the Registrant and DFA re: the:
* CSTG&E U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(73)	Investment Management Agreement between the Registrant and DFA re: the:
* CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(74)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(75)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(76)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(77)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(78)	Investment Management Agreement between the Registrant and DFA re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(79)	Investment Management Agreement between the Registrant and DFA re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(80)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(81)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2005 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(82)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2010 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(83)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2015 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(84)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2020 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(85)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2025 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(86)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2030 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(87)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2035 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(88)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2040 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(89)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2045 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(90)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2050 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(91)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2055 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(92)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2060 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(93)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 190/191 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 8, 2016.

(94)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 194/195 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 24, 2016.

(95)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(96)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* U.S. High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 1, 2017.

(97)  Form of Investment Management Agreement between the Registrant and DFA re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 1, 2017.

(98)  Form of Investment Management Agreement between the Registrant and DFA re: the:
* VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 204/205 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 15, 2017.

(99)  Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA MN Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 209/210 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 2, 2017.

(100)       Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA California Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 214/215 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 28, 2017.

(101)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 215/216 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 10, 2017.

(102)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 220/221 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 9, 2018.

(103)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 225/226 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 13, 2018.

(104)  Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 226/227 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 25, 2018.

(104)  Investment Management Agreement between the Registrant and DFA re: the:
* DFA Oregon Municipal Bond Portfolio

Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(105)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(106)  Investment Management Agreement between the Registrant and DFA re: the:
* Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 239/241 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: November 4, 2019

(107)  Form of Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2065 Target Date Retirement Income Fund
Incorporated herein by reference to:
    Filing:  Post-Effective Amendment No. 238/240 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 16, 2019

(b)	Sub-advisory Agreements.

(1)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(a)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(2)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(3)	Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(4)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(5)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(6)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(7)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(8)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(9)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(10)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(11)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(12)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(13)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(14)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(15)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(16)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(17)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(18)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(19)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(20)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(21)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(22)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(23)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(24)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(25)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(26)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(27)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(28)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(29)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(30)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(31)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(32)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(33)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(34)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(35)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(36)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(37)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(38)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(39)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(40)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(41)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(42)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(43)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(44)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(45)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(46)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(47)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(48)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(49)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(50)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(51)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(52)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(53)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(54)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(55)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(56)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(57)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(58)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(59)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(60)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(61)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(62)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(63)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(64)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(65)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(66)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(67)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Targeted Credit Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(68)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(69)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(70)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(71)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(72)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(73)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(74)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(75)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(76)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(77)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(78)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(79)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(80)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Global Bond Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(81)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(82)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(83)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
Advisors Ltd. re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 194/195 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 24, 2016.

(84)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 194/195 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 24, 2016.

(85)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(86)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: October 11, 2016.

(87)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(88)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(89)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(90)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(91)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA MN Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 209/210 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 2, 2017.

(92)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA MN Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 209/210 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 2, 2017.

(93)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA California Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 214/215 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 28, 2017.

(94)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA California Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 214/215 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 28, 2017.

(95)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 215/216 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 10, 2017.

(96)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 215/216 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 10, 2017.

(97)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 220/221 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 9, 2018.

(98)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 220/221 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 9, 2018.

(99)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 225/226 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: July 13, 2018.

(100)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 225/226 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 13, 2018.

(101)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 226/227 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 25, 2018.

(102)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 226/227 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 25, 2018.

(103)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(104)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(105)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Oregon Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(106)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Oregon Municipal Bond Portfolio

Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(107)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(108)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(109)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(110)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

(a)	Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(1)	Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(1)	Form of Amendment No. 1 re: the addition of the DFA VA Global Moderate Allocation Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(3)	Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(10)   Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act [17 CFR 270.12b-

1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

(a)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 200/201 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2016.

(b)   Rule 12b-1 Plans.

Not Applicable

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)    Opinion and Consent of Counsel dated November 19, 2019
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

(a)	Opinion and Consent of Counsel to be filed by Post-Effective Amendment to this Registration Statement on Form N-14

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

(a)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(1)	Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(3)	Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(4)	Form of Amendment No. 1 re: the addition of “FAN” services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(5)	Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(b)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(c)	Form of Administration Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(1)	Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(2)	Amendment dated November 13, 2018 re: the addition of Liquidity Classification Services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(d) Other.

(1)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(2)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(3)	Form of Client Service Agent Agreement re: the:
* RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
* RWB/DFA International High Book to Market Portfolio to the
AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(4)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: various portfolios of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(5)	Form of Participation Agreement (Manual Trades)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(6)	Form of Participation Agreement (Manual After Hours)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(7)	Form of Participation Agreement (FundSERV)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(8)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio;
* Tax-Managed U.S. Marketwide Value Portfolio;
* International Small Company Portfolio;
* Japanese Small Company Portfolio;
* United Kingdom Small Company Portfolio;
* Continental Small Company Portfolio;
* Asia Pacific Small Company Portfolio
* Emerging Markets Portfolio; and
* Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(9)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* Emerging Markets Value Portfolio – Class R2
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(10)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* U.S. Targeted Value Portfolio – Class R1
* U.S. Targeted Value Portfolio – Class R2
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(11)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* DFA Oregon Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(12)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* DFA Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(13)	Form of Expense Assumption Agreement between the Registrant and DFA re: the:
* Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on

Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019

(14)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* Dimensional 2065 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 238/240 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: October 16, 2019

(14)   Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

(a)	Consent of Independent Registered Public Accounting Firm
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.14.a.

(15)   All financial statements omitted pursuant to Item 14(a)(l).

 Not Applicable.

(16)   Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a)	Powers of Attorney
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.16.a.

(17)   Any additional exhibits which the Registrant may wish to file.

(a)	Initial Capital Agreements.
Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(b)
Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

ITEM 17. UNDERTAKINGS

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)   The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a
47

reasonable time after receipt of such opinions.

(4)    The undersigned Registrant agrees to file by Post-Effective Amendment the final Plan of Reorganization required by Item 16(4) (a) of Form N-14 within a reasonable time after it is finalized.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the City of Austin, the State of Texas, as of this 19th day of November, 2019.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth*	Director and	November 19, 2019
David G. Booth	Chairman

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer and	November 19, 2019
Gerard K. O’Reilly	Chief Investment Officer

/s/David P. Butler*	Co-Chief Executive Officer	November 19, 2019
David P. Butler

/s/ Gregory K. Hinkle*	Chief Financial Officer,	November 19, 2019
Gregory K. Hinkle	Treasurer and Vice President

/s/ George M. Constantinides*	Director	November 19, 2019
George M. Constantinides

/s/ Douglas W. Diamond*	Director	November 19, 2019
Douglas W. Diamond

/s/ Darrell Duffie*	Director	November 19, 2019
Darrell Duffie

/s/ Roger G. Ibbotson*	Director	November 19, 2019
Roger G. Ibbotson

/s/ Edward P. Lazear*	Director	November 19, 2019
Edward P. Lazear

/s/ Myron S. Scholes*	Director	November 19, 2019
Myron S. Scholes

/s/ Abbie J. Smith*	Director	November 19, 2019
Abbie J. Smith

/s/ Ingrid M. Werner*	Director	November 19, 2019
Ingrid M. Werner

*By:	/s/ Ryan P. Buechner
Ryan P. Buechner
48

Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
EX-99.11.a	Opinion and Consent of Counsel
EX-99.14.a	Consent of Independent Registered Public Accounting Firm
EX-99.16.a	Powers of Attorney